Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information

3. Supplemental Cash Flow Information

Non-cash investing activities include $8.0 million, $8.2 million and $1.5 million related to mergers and exchanges completed with equity securities and fixed income securities, and modifications of certain mortgage loans in 2019, 2018 and 2017, respectively.

Liabilities for collateral received in conjunction with the Company’s securities lending program were $158.1 million, $69.8 million and $59.1 million as of December 31, 2019, 2018 and 2017, respectively, and are reported in other liabilities and accrued expenses.

The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in thousands)	2019	2018	2017
Net change in proceeds managed
Net change in short-term investments	$(88,323)	$(10,721)	$1,864

Operating cash flow (used) provided	$(88,323)	$(10,721)	$1,864

Net change in liabilities
Liabilities for collateral, beginning of year	$(69,788)	$(59,067)	$(60,931)
Liabilities for collateral, end of year	(158,111)	(69,788)	(59,067)

Operating cash flow provided (used)	$88,323	$10,721	$(1,864)